Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
6.625% Guaranteed Bonds due 2035 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,750,000
6.625% Guaranteed Bonds due 2038 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 491,175
8.625% Bonds due 2022 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 89,609
8.625% Guaranteed Bonds due 2023 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 63,705
9.500% Guaranteed Bonds due 2027 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 168,625
Floating Rate Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 500,448
9.50% Global Guaranteed Bonds due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 96,718
3.500% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,143,938
4.875% Notes due 2024 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 844,175
6.625% Notes due 2035 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 999,000
6.500% Bonds due 2041 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,560,521
4.875% Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 639,371
5.500% Bonds due 2044 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 640,357
6.375% Bonds due 2045 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,199,747
5.625% Bonds due 2046 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 626,143
4.500% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,124,403
4.250% Notes due 2025 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 635,449
6.875% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,502,771
4.625% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 895,444
6.750% Bonds due 2047 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 5,584,156
5.350% Notes due 2028 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,976,720
6.350% Bonds due 2048 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,574,041
6.500% Notes due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 4,006,043
5.950% Notes due 2031 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 3,777,381
5.375% Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 447,340
6.490% Notes due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,538,374
6.840% Notes due 2030 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,345,538
6.950% Bonds due 2060 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 3,796,812
7.690% Bonds due 2050 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 8,047,831
6.500% Notes due 2029 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,204,708